Investment Securities - Details of Long-term Investment Securities (Detail) - KRW (₩) ₩ in Millions	Dec. 31, 2020	Dec. 31, 2019
Disclosure of financial assets [line items]
Available-for-sale financial assets	₩ 1,648,837	₩ 857,215
Equity securities [member]
Disclosure of financial assets [line items]
Available-for-sale financial assets	1,454,361	710,272
FVOCI	67,833	1,011
Non current Assets	1,522,194	711,283
Investment bonds [member]
Disclosure of financial assets [line items]
FVOCI	1,080	4,627
FVTPL	125,563	141,305
Non current Assets	₩ 126,643	₩ 145,932